Income taxes	12 Months Ended
Aug. 31, 2023
Income taxes
Income taxes

23. Income taxes

The income tax expense on the Company’s loss before tax differs from the theoretical amount that would arise using the federal, provincial and foreign statutory tax rates applicable. The difference is as follows:

	2023	2022	2021
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2022 – 26.5%; 2021 – 26.5%]	(5,606,886)	(3,406,162)	(3,977,204)
Change in tax status following the initial public offering	—	—	(127,979)
Adjustment in respect of current and deferred income tax of previous year	(72,894)	(4,396)	(207,601)
Permanent differences	70,418	823,119	2,100,615
Change in recognition of deferred income tax assets	5,328,487	2,816,417	2,317,759
Other	—	29,365	—
Total income tax expense (recovery)	(280,875)	258,343	105,590

Deferred income taxes reflect the net tax impact of temporary differences between the value of assets and liabilities for accounting and tax purposes. The main components of the deferred tax expense and deferred tax assets and liabilities were as follows:

	Balance as at	Recognized			Balance as at
	August 31,	in net	Recognized		August 31,
	2022	loss	in equity	Other	2023
	$	$	$	$	$
Temporary differences
Property and equipment	(155,298)	(20,228)	—	(8,650)	(184,176)
Intangibles	(294,385)	39,009	—	98	(255,278)
Net operating losses	4,790,012	4,564,752	—	—	9,354,764
Financing fees	705,594	(107,450)	134,225	—	732,369
Research and development	430,835	557,162	—	—	987,997
Difference in timing of recognition	259,118	493,379	—	3,403	755,900
Right-of-use asset	(616,907)	19,531	—	(6,613)	(603,989)
Lease liability	658,847	(7,400)	—	12,861	664,308
Net capital losses	50,418	—	—	—	50,418
Unrecognized deferred tax assets	(6,016,278)	(5,328,487)	(134,225)	—	(11,478,990)
Deferred tax liability	(188,044)	210,268	—	1,099	23,323

The net operating losses carried forward and deductible temporary differences for which deferred tax assets have not been recognized amounted to $45,415,000 as at August 31, 2023 [2022 - $23,849,000]. Of these amounts, $35,333,000 [2022 - $18,194,000] relates to net operating losses carried forward, that will expire between 2040 and 2043 and $3,541,000 [2022 - $1,439,000] relates to research and development expenditures, which can be carried forward indefinitely.

As of August 31, 2023, the Company has available Canadian federal non-refundable investment tax credits of $642,000 (2022 - $240,000) related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits begin to expire in 2041. The benefits of these non-refundable investment tax credits have not been recognized in the consolidated financial statements.